Pension and other post-retirement benefits - Weighted Average Assumptions Used to Determine Net Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.19%	4.19%
Expected return on assets	6.85%	6.87%
Rate of compensation increase	3.96%	4.00%
Health care cost trend rate
Before Age 65	6.125%	6.25%
Age 65 and after	6.125%	6.25%
Assumed Ultimate Medical Inflation Rate	4.75%	4.75%
Year in which Ultimate Rate is reached	2031	2031
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.29%	4.25%
Expected return on assets	5.57%	6.51%